T. ROWE PRICE TARGET 2035 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 65.2%
T. Rowe Price Funds:
Growth Stock Fund	27,752	8,115	6,217	442,694	31,312
Value Fund	26,514	9,699	5,632	883,769	29,898
Equity Index 500 Fund	17,960	6,282	4,304	259,270	20,412
Overseas Stock Fund	12,653	4,065	2,361	1,423,132	14,288
International Value Equity Fund	10,930	5,261	2,320	1,075,578	13,445
International Stock Fund	12,346	3,876	3,377	771,676	13,157
Emerging Markets Stock Fund	7,810	2,471	1,344	208,877	8,992
Mid-Cap Growth Fund	6,561	2,160	1,142	83,592	7,336
Mid-Cap Value Fund	5,968	1,967	1,269	259,135	6,489
New Horizons Fund(2)	4,316	1,668	677	86,869	5,254
Small-Cap Stock Fund(2)	3,947	1,330	681	92,463	4,413
Small-Cap Value Fund	3,627	1,228	699	91,672	3,877
Real Assets Fund	3,153	1,075	595	327,243	3,420
Total Equity Mutual Funds (Cost $155,524)					162,293

BOND MUTUAL FUNDS 34.6%
T. Rowe Price Funds:
New Income Fund	29,295	9,686	8,062	3,229,724	32,136
Limited Duration Inflation Focused
Bond Fund	10,595	4,648	2,208	2,592,508	13,144
International Bond Fund (USD
Hedged)	9,688	3,296	1,908	1,117,741	11,312
Emerging Markets Bond Fund	6,920	2,397	1,605	670,353	7,803
Dynamic Global Bond Fund	6,681	2,374	1,364	818,121	7,510
High Yield Fund	5,147	1,934	1,033	923,858	6,005
U. S. Treasury Long-Term Fund	7,324	2,185	3,909	411,722	5,986
Floating Rate Fund	1,469	1,458	472	253,598	2,419
Total Bond Mutual Funds (Cost $83,601)					86,315

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2035 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32% (3)	583	5,140	5,275	447,627	448
Total Short-Term Investments (Cost $448)					448
Total Investments in Securities 100.0%
(Cost $239,573)					$249,056
Other Assets Less Liabilities (0.0)%					(18)
Net Assets 100.0%					$249,038

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2035 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(47)	$(181)	$140
Emerging Markets Bond Fund	1	91	301
Emerging Markets Stock Fund	423	55	126
Equity Index 500 Fund	1,061	474	316
Floating Rate Fund	(1)	(36)	63
Growth Stock Fund	1,954	1,662	115
High Yield Fund	51	(43)	238
International Bond Fund (USD
Hedged)	221	236	150
International Stock Fund	320	312	363
International Value Equity Fund	116	(426)	408
Limited Duration Inflation
Focused Bond Fund	181	109	82
Mid-Cap Growth Fund	610	(243)	27
Mid-Cap Value Fund	218	(177)	118
New Horizons Fund	750	(53)	—
New Income Fund	260	1,217	699
Overseas Stock Fund	319	(69)	347
Real Assets Fund	87	(213)	109
Small-Cap Stock Fund	414	(183)	—
Small-Cap Value Fund	271	(279)	32
U. S. Treasury Long-Term Fund	719	386	127
Value Fund	682	(683)	608
U.S. Treasury Money Fund	—	—	14
Totals	$8,610#	$1,956	$4,383+

# Capital gain distributions from mutual funds represented $3,040 of the net realized gain
(loss).
+ Investment income comprised $4,383 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2035 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2035 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.